Operating profit/(loss) (Tables)	12 Months Ended
Jun. 30, 2026
Operating Profitloss
Schedule of other operating income

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Amortization of intangible assets	279	360	384
Depreciation of property, plant and equipment	649	157	746
Auditors’ remuneration - audit fees	315	250	267
Auditors’ remuneration - tax services	-	-	-
Directors’ emoluments	1,945	777	742
Other gains	(1,272)	(16)	(89)